Commitments Under Research and Collaboration Agreements (Details) - USD ($)		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments		$ 11,100,000
Clinical development milestones.		14,000,000
Regulatory events		80,000,000
Commercial sales		$ 150,000,000
Net sales of licensed products milestone payment		$3,995
Milestone payments commercial milestones		$ 12,000,000
Extension royalties		225,000
Accrued extension royalties		200,000	$ 200,000
Development milestones		32,500,000
Annual sales milestone payments		$ 50,000,000
Net profits from licensed product sales		50.00%
Other income		$ 3,556,000
Accrued amount		3,300
Patent costs reimbursements		0	49,000
Accrued liabilities		325,000	379,000
Accounts Payable [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments			790,000
Other Accrued Expenses and Accounts Payable [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Patent costs reimbursements		273,000	273,000
Other Accrued Expenses [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Patent costs reimbursements			169,000
Research and Development Expense [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments		70,000,000
Royalties amount		25,000	25,000
MedImmune License Agreement [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments		244,000,000
MSK License Agreement [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payment upon achieving		10,500,000
Milestone payment on net sales		30,000,000
Accrued royalties		790,000
VAZYME License agreement [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments		200,000
Accrued liabilities		200,000	200,000
Subsequent Event [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Payment of development milestones	$ 3,300
Minimum [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount		20,000
Minimum [Member] | Research and Development Expense [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount		0	$ 20,000
Minimum [Member] | NCI License Agreement [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount		25,000
Maximum [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount		30,000
Maximum [Member] | Research and Development Expense [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount		$ 498,000,000